Stock Award Plans - Other Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost for stock options	$ 232	$ 324	$ 473
Weighted avg. grant date FV (USD per share)	$ 2.96	$ 2.95	$ 3.24
Total intrinsic value of options exercised	$ 831	$ 1,136	$ 781
Grant date FV of options exercised	368	1,962	791
Cash received from option exercises	2,069	10,142	4,261
Tax benefit realized for option exercises	$ 0	$ 159	$ 53